UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08342

Global Macro Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2007

Item 1. Reports to Stockholders

Global Macro Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS

Bonds & Notes — 97.8%
Security	Principal		U.S. $ Value
Brazil — 0.8%
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	10,642,000	$5,664,339
Total Brazil (identified cost $4,095,942)			$5,664,339
Chile — 0.5%
JP Morgan Chilean Inflation Linked Note, 7.433%, 11/17/15(1)		$3,000,000	$3,595,051
Total Chile (identified cost $3,000,000)			$3,595,051
Egypt — 11.4%
Arab Republic of Egypt, 8.75%, 7/18/12(2)	EGP	25,500,000	$4,819,465
Egyptian Treasury Bill, 0.00%, 11/13/07	EGP	21,000,000	3,797,698
Egyptian Treasury Bill, 0.00%, 11/20/07	EGP	31,375,000	5,666,948
Egyptian Treasury Bill, 0.00%, 1/15/08	EGP	64,000,000	11,446,459
Egyptian Treasury Bill, 0.00%, 1/29/08	EGP	28,000,000	4,995,799
Egyptian Treasury Bill, 0.00%, 2/19/08	EGP	17,000,000	3,021,918
Egyptian Treasury Bill, 0.00%, 11/6/07	EGP	30,950,000	5,603,703
Egyptian Treasury Bill, 0.00%, 1/1/08	EGP	85,975,000	15,413,950
Egyptian Treasury Bill, 0.00%, 1/8/08	EGP	54,250,000	9,714,462
Egyptian Treasury Bill, 0.00%, 1/22/08	EGP	78,225,000	13,973,884
Total Egypt (identified cost $77,096,082)			$78,454,286
Ghana — 0.9%
Ghanaian Government Bond, 13.00%, 8/2/10(3) GHS		600,000	$623,064
Ghanaian Treasury Bond, 13.50%, 3/29/10(3) GHS		980,000	1,028,185
Ghanaian Treasury Bond, 13.67%, 6/15/12(3) GHS		4,300,000	4,465,790
Total Ghana (identified cost $6,338,519)			$6,117,039
Indonesia — 2.8%
APP Finance VI, 0.00%, 11/18/12(4)(5)(6)		$4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24(4)(5)(6)		2,000,000	10,000
Indonesia Recapital, 14.00%, 6/15/09	IDR	76,000,000,000	9,143,894
Republic of Indonesia, 12.00%, 9/15/11	IDR	83,946,000,000	10,312,153
Total Indonesia (identified cost $21,929,933)			$19,486,047

Security	Principal		U.S. $ Value
Kenya — 0.0%
Kenyan Treasury Bond, 9.50%, 3/23/09	KES	12,500,000	$192,955
Total Kenya (identified cost $181,418)			$192,955
Mongolia — 0.6%
ING Bank Mongolian Credit Linked Note, 10.80%, 6/12/08		$4,000,000	$3,949,108
Total Mongolia (identified cost $4,000,000)			$3,949,108
Nigeria — 1.9%
Nigerian Treasury Bill , 0.00%, 9/4/08(3)	NGN	145,188,000	$1,127,765
Nigerian Treasury Bond, 9.35%, 8/31/17	NGN	404,606,000	3,239,520
Nigerian Treasury Bond, 12.00%, 4/28/09	NGN	523,213,000	4,581,947
Nigerian Treasury Bond, 17.00%, 12/16/08	NGN	444,300,000	4,061,045
Total Nigeria (identified cost $12,778,831)			$13,010,277
Republic of Uganda — 0.1%
Ugandan Treasury Bill , 0.00%, 10/23/08(3) UGX		1,096,000,000	$566,375
Total Republic of Uganda (identified cost $565,654)			$566,375
United States — 77.7%
Corporate Bonds & Notes — 0.2%
Eaton Corp., 8.875%, 6/15/19		$500,000	$629,766
Ingersoll-Rand Co., 6.48%, 6/1/25		1,050,000	1,050,479
Total Corporate Bonds & Notes (identified cost $1,529,497)			$1,680,245
Collateralized Mortgage Obligations — 15.0%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23		$819,745	$847,214
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26		692,079	708,911
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27		2,736,160	2,805,551
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22		599,906	616,464
Federal National Mortgage Association, Series 1992-180, Class F, 6.025%, 10/25/22(7)		2,800,771	2,870,107
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23		890,571	913,847
Federal National Mortgage Association, Series 1993-121, Class Z, 7.00%, 7/25/23		10,900,752	11,404,363

See notes to financial statements

Global Macro Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal	U.S. $ Value
United States (continued)
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23	$2,074,033	$2,163,601
Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23	2,725,953	2,890,826
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23	1,964,686	2,055,589
Federal National Mortgage Association, Series 1994-42, Class ZQ, 7.00%, 4/25/24	12,782,236	13,359,797
Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23	2,565,864	2,588,017
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24	2,494,438	2,611,389
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,642,102	1,796,609
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26	635,833	665,512
Federal National Mortgage Association, Series 1998-16, Class H, 7.00%, 4/18/28	1,849,819	1,933,008
Federal National Mortgage Association, Series 1999-25, Class Z, 6.00%, 6/25/29	5,777,773	5,865,807
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27	2,010,039	2,170,311
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16	357,218	377,893
Federal National Mortgage Association, Series G93-1, Class K, 6.675%, 1/25/23	2,984,558	3,081,931
Federal National Mortgage Association, Series G93-31, Class PN, 7.00%, 9/25/23	9,447,667	9,896,901
Federal National Mortgage Association, Series G93-41, Class ZQ, 7.00%, 12/25/23	18,699,935	19,683,007
Government National Mortgage Association, Series 1996-22, Class Z, 7.00%, 10/16/26	1,659,607	1,728,417
Government National Mortgage Association, Series 1999-42, Class Z, 8.00%, 11/16/29	3,759,849	4,112,484
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	677,115	699,436
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,117,687
Total Collateralized Mortgage Obligations (identified cost $102,801,104)		$102,964,679
Commercial Mortgage Backed Security — 3.3%
JPMCC, Series 2005-LDP5, Class AM, 5.387%, 12/15/44(11)	$9,960,000	$9,753,786
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(11)	7,000,000	7,056,873
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(11)	6,000,000	5,820,418
Total Commercial Mortgage Backed Security (identified cost $22,632,711)		$22,631,077

Security	Principal	U.S. $ Value
United States (continued)
Mortgage Pass-Throughs — 58.9%
Federal Home Loan Mortgage Corp.:
5.50% with maturity at 2013	$20,856,370	$21,021,826
6.00% with maturity at 2024	6,305,909	6,441,290
6.50% with various maturities to 2024	7,548,821	7,827,804
6.552% with maturity at 2023(9)	1,290,561	1,287,752
7.00% with various maturities to 2031	8,137,990	8,578,046
7.31% with maturity at 2026	473,648	492,280
7.50% with various maturities to 2027	12,415,880	13,301,161
7.95% with maturity at 2022	825,354	895,335
8.00% with various maturities to 2030	4,714,097	5,096,628
8.15% with maturity at 2021	510,866	546,644
8.30% with maturity at 2021	414,657	450,412
8.47% with maturity at 2018	438,352	480,562
8.50% with various maturities to 2028	2,590,578	2,841,072
9.00% with various maturities to 2027	5,397,045	5,960,116
9.25% with various maturities to 2016	76,359	77,053
9.50% with various maturities to 2027	540,889	611,860
9.75% with various maturities to 2020	33,862	35,759
10.00% with various maturities to 2020	2,099,959	2,367,689
10.50% with maturity at 2021	813,307	943,292
11.00% with maturity at 2016(10)	1,393,888	1,596,254
13.25% with maturity at 2013	1,851	2,061
		$80,854,896
Federal National Mortgage Association:
5.50% with maturity at 2018	$1,179,170	$1,186,965
5.527% with various maturities to 2035(9)	73,453,867	72,509,026
5.533% with various maturities to 2033(9)	35,230,504	34,793,327
5.56% with maturity at 2035(9)	10,138,834	10,014,572
5.597% with maturity at 2022(9)	4,317,384	4,266,357
5.677% with maturity at 2025(9)	2,526,821	2,503,357
5.877% with maturity at 2024(9)	2,143,268	2,132,430
6.33% with maturity at 2023(9)	432,004	430,654
6.344% with maturity at 2032(9)	7,932,068	7,958,419
6.50% with various maturities to 2030	18,086,574	18,668,637
7.00% with various maturities to 2032	29,603,079	30,954,154
7.061% with maturity at 2025(9)	1,046,485	1,078,502
7.176% with maturity at 2028(9)	566,400	572,455
7.50% with various maturities to 2028	19,705,383	20,918,099
8.00% with various maturities to 2030	15,709,633	17,090,322
8.50% with various maturities to 2026	182,224	195,124
8.972% with maturity at 2010(11)	77,879	79,603
9.00% with various maturities to 2027	2,223,206	2,432,933
9.033% with maturity at 2028(11)	1,511,599	1,636,552
9.50% with various maturities to 2030	3,848,701	4,285,916
10.50% with maturity at 2029	938,746	1,103,217
10.968% with maturity at 2027(11)	1,631,464	1,892,647
11.00% with maturity at 2016	147,608	162,995
11.50% with maturity at 2031	976,658	1,183,169
		$238,049,432

See notes to financial statements

Global Macro Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal		U.S. $ Value
United States (continued)
Government National Mortgage Association:
6.125% with maturity at 2024(9)		$1,096,903	$1,108,605
7.00% with various maturities to 2026		20,234,155	21,340,610
7.50% with various maturities to 2031		16,341,590	17,446,830
7.75% with maturity at 2019		45,540	49,070
8.00% with various maturities to 2034		35,049,408	38,218,658
8.30% with various maturities to 2020		320,753	342,549
8.50% with various maturities to 2021		3,108,781	3,390,259
9.00% with various maturities to 2025		976,292	1,084,630
9.50% with various maturities to 2026(12)		3,046,669	3,502,260
			$86,483,471
Total Mortgage Pass-Throughs (identified cost $405,848,578)			$405,387,799
U.S. Treasury Obligations — 0.3%
United States Treasury Bond, 7.875%, 2/15/21 — (identified cost $1,799,336)		$1,500,000	$1,962,423
Total United States (identified cost $534,609,592)			$534,626,223
Uruguay — 1.1%
Republic of Uruguay, 5.00%, 9/14/18(13)	UYU	148,416,043	$7,344,474
Total Uruguay (identified cost $6,832,886)			$7,344,474
Total Bonds & Notes (identified cost $671,428,857)			$673,006,174
Common Stocks — 0.3%
Security	Shares		Value
China — 0.3%
Business Services — 0.0%
APP China(4)		8,155	$326,200
			$326,200
Commercial Banks — 0.3%
Industrial and Commercial Bank of China		2,191,752	$2,069,931
			$2,069,931
Total China (identified cost $2,395,650)			$2,396,131
Total Common Stocks (identified cost $2,395,650)			$2,396,131

Short-Term Investments — 0.6%
Description	Principal/Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.83%(8)	2,483	$2,483,039
State Street Bank and Trust Time Deposit, 4.00%, 11/1/07	1,300	1,300,000
Total Short-Term Investments (identified cost $3,783,039)		$3,783,039
Call Options Purchased — 0.2%
Security	Contracts (000's omitted)	Value
Euro Call Option, Expires 1/8/2009, Strike Price 1.3270	800	$95,277
Euro Call Option, Expires 10/10/2008, Strike Price 1.2950	800	117,743
Euro Call Option, Expires 10/16/2008, Strike Price 1.2990	800	114,756
Euro Call Option, Expires 10/2/2008, Strike Price 1.2738	800	133,518
Euro Call Option, Expires 10/30/2008, Strike Price 1.3155	800	102,858
Euro Call Option, Expires 11/13/2008, Strike Price 1.3195	800	100,115
Euro Call Option, Expires 11/26/2008, Strike Price 1.3540	800	77,511
Euro Call Option, Expires 12/11/2008, Strike Price 1.3506	800	79,814
Euro Call Option, Expires 2/12/2009, Strike Price 1.3375	800	88,738
Euro Call Option, Expires 4/8/2009, Strike Price 1.3705	800	69,872
Euro Call Option, Expires 5/13/2009, Strike Price 1.3745	800	68,298
South Korean Won Call Option, Expires 3/3/2009, Strike Price 932.4	7,459,200	368,410
South Korean Won Call Option, Expires 6/2/2009, Strike Price 915.5	7,324,000	278,166
Total Call Options Purchased (identified cost $795,382)		$1,695,076
Security	Contracts (000's omitted)	Value
Euro Put Option, Expires 1/8/2009, Strike Price 1.3270	800	$4,502

See notes to financial statements

Global Macro Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Put Options Purchased — 0.0%
Euro Put Option, Expires 10/10/2008, Strike Price 1.2950	800	1,273
Euro Put Option, Expires 10/16/2008, Strike Price 1.2990	800	1,481
Euro Put Option, Expires 10/2/2008, Strike Price 1.2738	800	625
Euro Put Option, Expires 10/30/2008, Strike Price 1.3155	800	2,500
Euro Put Option, Expires 11/13/2008, Strike Price 1.3195	800	2,975
Euro Put Option, Expires 11/26/2008, Strike Price 1.3540	800	6,805
Euro Put Option, Expires 12/11/2008, Strike Price 1.3506	800	6,632
Euro Put Option, Expires 2/12/2009, Strike Price 1.3375	800	6,262
Euro Put Option, Expires 4/8/2009, Strike Price 1.3705	800	12,662
Euro Put Option, Expires 5/13/2009, Strike Price 1.3745	800	14,317
South Korean Won Put Option, Expires 3/3/2009, Strike Price 932.4	7,459,200	54,079
South Korean Won Put Option, Expires 6/2/2009, Strike Price 915.5	7,324,000	107,663
Total Put Options Purchased (identified cost $780,782)		$221,776
Total Investments — 98.9% (identified cost $679,183,710)		$681,102,196
Other Assets, Less Liabilities — 1.1%		$7,290,408
Net Assets — 100.0%		$688,392,604

BRL - Brazilian Real

EGP - Egyptian Pound

GHS - Ghanaian Cedi

IDR - Indonesian Rupiah

KES - Kenyan Shilling

NGN - Nigerian Naira

UGX - Ugandan Shilling

UYU - Uruguyan Peso

(1)  Bond pays a coupon of 3.8% on the face at the end of the payment period. Principal grows based on annual increases in the Chilean UF Rate, for an effective yield of 7.433%.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of the securities is $4,819,465 or 0.7% of the Portfolio's net assets.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Non-income producing security.

(5)  Convertible bond.

(6)  Defaulted security.

(7)  Floating-Rate.

(8)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2007.

(9)  Adjustable rate securities. Rates shown are the rates at period end.

(10)  Security (or a portion thereof) has been segregated to cover swap contracts.

(11)  Weighted average fixed-rate coupon that changes/updates monthly.

(12)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(13)  Bond pays a coupon of 5% on the face at the end of the payment period. Principal grows with the Uruguayan inflation rate. Original face of the bond is UYU 135,030,000.

See notes to financial statements

Global Macro Portfolio as of October 31, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2007

Assets
Unaffiliated investments, at value (identified cost, $676,700,671)	$678,619,157
Affiliated investment, at value (identified cost, $2,483,039)	2,483,039
Foreign currency, at value (identified cost, $63,333)	62,386
Receivable for investments sold	72,173
Interest receivable	4,828,940
Interest receivable from affiliated investment	140,485
Receivable for daily variation margin on open financial futures contracts	28,553
Receivable for open swap contracts	401,644
Receivable for open forward foreign currency exchange contracts	4,840,555
Receivable for closed forward foreign currency exchange contracts	2,557,324
Total assets	$694,034,256
Liabilities
Payable for open swap contracts	$3,719,084
Payable for open forward foreign currency exchange contracts	1,263,202
Payable for closed forward foreign currency exchange contracts	166,451
Payable to affiliate for investment advisory fee	326,308
Payable to affiliate for Trustees' fees	2,102
Accrued expenses	164,505
Total liabilities	$5,641,652
Net Assets applicable to investors' interest in Portfolio	$688,392,604
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$686,409,021
Net unrealized appreciation	1,983,583
Total	$688,392,604

Statement of Operations

For the Year Ended
October 31, 2007

Investment Income
Interest (net of foreign taxes, $168,917)	$31,383,344
Interest income allocated from affiliated investment	6,502,098
Dividends	4,585
Expenses allocated from affiliated investment	(618,896)
Total investment income	$37,271,131
Expenses
Investment adviser fee	$2,713,279
Administration fee	648,976
Trustees' fees and expenses	23,887
Custodian fee	172,339
Legal and accounting services	139,666
Miscellaneous	13,437
Total expenses	$3,711,584
Deduct — Reduction of custodian fee	$535
Total expense reductions	$535
Net expenses	$3,711,049
Net investment income	$33,560,082
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions	$2,426,628
Financial futures contracts	(5,899,608)
Swap contracts	1,542,661
Foreign currency and forward foreign currency exchange contract transactions	25,870,037
Net realized gain	$23,939,718
Change in unrealized appreciation (depreciation) — Investments	$6,639,313
Financial futures contracts	(1,339,479)
Swap contracts	(1,283,824)
Foreign currency and forward foreign currency exchange contracts	3,081,908
Net change in unrealized appreciation (depreciation)	$7,097,918
Net realized and unrealized gain	$31,037,636
Net increase in net assets from operations	$64,597,718

See notes to financial statements

Global Macro Portfolio as of October 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2007	Year Ended October 31, 2006
From operations — Net investment income	$33,560,082	$21,969,155
Net realized gain from investment transactions, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions	23,939,718	9,633,573
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	7,097,918	3,996,602
Net increase in net assets from operations	$64,597,718	$35,599,330
Capital transactions — Contributions	$398,182,177	$547,451,590
Withdrawals	(337,613,129)	(430,504,785)
Net increase in net assets from capital transactions	$60,569,048	$116,946,805
Net increase in net assets	$125,166,766	$152,546,135
Net Assets
At beginning of year	$563,225,838	$410,679,703
At end of year	$688,392,604	$563,225,838

See notes to financial statements

Global Macro Portfolio as of October 31, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended October 31,
	2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.67%	0.66%	0.66%	0.68%	0.71%
Expenses after custodian fee reduction	0.67%	0.66%	0.66%	0.68%	0.71%
Net investment income	5.16%	4.49%	3.23%	3.10%	3.36%
Portfolio Turnover	45%	41%	59%	55%	71%
Total Return	10.34%	7.60%	6.48%	6.97%	12.97%
Net assets, end of year (000's omitted)	$688,393	$563,226	$410,680	$323,944	$277,081

See notes to financial statements

Global Macro Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Global Macro Portfolio (the "Portfolio") (formerly Strategic Income Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified open-end investment company. The Portfolio's investment objective is to provide a high level of income and total return by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2007, Eaton Vance Strategic Income Fund, Eaton Vance Global Macro Fund and Eaton Vance Medallion Strategic Income Fund held an approximate 85.40%, 0.01%, and 14.59% interest, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Most seasoned fixed rate 30 years mortgage-backed securities ("MBS") are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Debt securities, including those issued by foreign entities, certain MBS, and collateralized mortgage obligations, will normally be valued on the basis of market valuations furnished by pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Equity securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Equity securities listed in the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and ask prices. When valuing foreign investments that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable or other instruments that have strong correlation to the fair-valued securities. Financial futures contracts and options thereon listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. The value of interest rate swaps is generally based upon a dealer quotation. Credit default swaps are valued by the broker-dealer (usually the counterparty to the agreement). Short-term debt securities and money-market securities (of U.S. issuers) maturing in sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Foreign exchange rates for foreign exchange forward contracts and for the translation of non-U.S. dollar-denominated investments into U.S. dollars are obtained from a pricing service. Sovereign credit default swaps are valued by a pricing service. Foreign interest rate swaps and over-the-counter currency options are valued using inputs from a third party into a valuation model. Investments for which valuations or market quotations are not readily available and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of

Global Macro Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts' terms.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

Global Macro Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

K  Written Options — Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

L  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

M  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Total Return Swaps — The Portfolio may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. However, the Portfolio does not anticipate nonperformance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

O  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market

Global Macro Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, effective June 22, 2007, BMR receives a monthly advisory fee based upon a percentage of average daily net assets (0.615% annually up to $500 million of average net assets). Such percentage is reduced as average daily net assets exceed certain levels. Prior to June 22, 2007, the Portfolio's advisory fee was based upon a percentage of average daily net assets (0.275% annually up to $500 million of average net assets) plus a percentage of gross income (i.e. income other than gains from the sale of investments and paydown gain/losses). Such percentages were reduced as average daily net assets and gross income exceeded certain levels. The portion of the advisory fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fee. For the year ended October 31, 2007, the Portfolio's advisory fee totaled $3,311,496 of which $598,217 was allocated from Cash Management and $2,713,279 was paid or accrued directly by the Portfolio. For the year ended October 31, 2007, the Portfolio's advisory fee, including the portion allocated from Cash Management, was 0.51% of the Portfolio's average daily net assets. Prior to June 22, 2007, an administration fee, computed at an effective annual rate of 0.15% of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $648,976 for the period from November 1, 2006 to June 21, 2007. Effective June 22, 2007, the administration fee rate for the Portfolio was reduced to zero.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the advisory fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At October 31, 2007, the Portfolio had invested approximately 7.20% of its net assets or approximately $49,565,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, and including paydowns on mortgage backed securities, for the year ended October 31, 2007 were as follows:

Purchases
Investments (non-U.S. Government)	$248,931,763
U.S. Government Securities	274,642,246
$523,574,009
Sales
Investments (non-U.S. Government)	$148,027,975
U.S. Government Securities	79,480,013
$227,507,988

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$679,927,009
Gross unrealized appreciation	$8,575,709
Gross unrealized depreciation	(7,400,522)
Net unrealized depreciation	$1,175,187

The net unrealized appreciation on futures contracts, swaps, foreign currency, and forward foreign currency exchange contracts at October 31, 2007 on a federal income tax basis was $65,097.

Global Macro Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include forward foreign currency contracts, financial futures contracts and swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date(s)	Deliver	In Exchange For	Net Unrealized Depreciation
11/6/07	Canadian Dollar 12,360,000	United States Dollar 12,619,263	$(394,174)
11/14/07	Canadian Dollar 11,078,000	United States Dollar 11,606,502	(57,405)
11/8/07	New Zealand Dollar 13,323,002	United States Dollar 10,018,631	(222,464)
11/19/07	South African Rand 44,451,444	United States Dollar 6,509,694	(269,798)
			$(943,841)
Purchases
Settlement Date(s)	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
11/30/07	Botswana Pula 6,740,000	United States Dollar 1,058,989	$77,840
12/4/07	Brazilian Real 62,246,900	United States Dollar 35,499,656	149,856
11/1/07	Euro 54,106	United States Dollar 78,124	154
11/1/07	Euro 6,416,733	Icelandic Krona 557,293,250	(39,775)
11/1/07	Euro 8,842,922	Serbian Dinar 684,000,000	4,865
11/5/07	Euro 12,748,661	Polish Zloty 46,405,125	(62,242)

Settlement Date(s)	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
7/21/08	Guatemalan Quetzal 24,719,931	United States Dollar 3,166,396	$(7,396)
11/1/07	Icelandic Krona 557,293,250	Euro 6,465,119	(30,228)
11/5/07	Icelandic Krona 803,086,500	Euro 9,097,038	263,497
11/9/07	Icelandic Krona 548,877,000	Euro 6,296,555	56,067
11/16/07	Icelandic Krona 557,293,250	Euro 6,487,320	(96,392)
12/3/07	Icelandic Krona 557,293,250	Euro 6,364,701	40,051
11/5/07	Indian Rupee 257,342,000	United States Dollar 6,456,146	87,117
11/13/07	Indian Rupee 255,462,000	United States Dollar 6,446,177	46,728
11/26/07	Indian Rupee 256,241,000	United States Dollar 6,482,191	26,351
12/3/07	Indian Rupee 362,750,000	United States Dollar 9,167,298	43,412
11/13/07	Indonesian Rupiah 59,508,000,000	United States Dollar 6,530,012	6,004
11/26/07	Indonesian Rupiah 45,000,000,000	United States Dollar 4,898,226	39,425
11/9/07	Kazakh Tenge 356,000,000	United States Dollar 2,929,077	11,930
12/7/07	Kazakh Tenge 163,000,000	United States Dollar 1,309,237	33,014
10/14/08	Kazakh Tenge 757,300,000	United States Dollar 6,058,400	(46,597)
11/5/07	Kenyan Shilling 61,000,000	United States Dollar 913,966	(2,160)
11/9/07	Malaysian Ringgit 41,400,000	United States Dollar 12,176,471	239,802
11/13/07	Malaysian Ringgit 21,941,000	United States Dollar 6,492,381	88,695
11/19/07	Malaysian Ringgit 43,750,000	United States Dollar 12,982,966	141,841
11/26/07	Malaysian Ringgit 39,000,000	United States Dollar 11,591,618	110,549
12/3/07	Malaysian Ringgit 43,500,000	United States Dollar 12,957,998	97,028
1/18/08	Maritian Rupee 36,600,000	United States Dollar 1,202,223	3,481
11/20/07	Mexican Peso 62,450,000	United States Dollar 5,763,835	62,978

Global Macro Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Settlement Date(s)	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
11/26/07	Mexican Peso 62,200,000	United States Dollar 5,739,331	$62,091
11/9/07	New Turkish Lira 8,795,867	United States Dollar 7,361,174	129,069
11/19/07	New Turkish Lira 19,794,301	United States Dollar 16,235,483	565,903
11/9/07	Philippine Peso 370,750,000	United States Dollar 8,398,650	87,766
11/16/07	Philippine Peso 370,750,000	United States Dollar 8,414,280	69,598
11/23/07	Philippine Peso 370,750,000	United States Dollar 8,417,528	63,814
11/30/07	Philippine Peso 370,750,000	United States Dollar 8,499,152	(21,430)
11/5/07	Polish Zloty 46,405,125	Euro 12,377,060	599,882
11/8/07	Polish Zloty 40,078,125	Euro 10,953,599	135,078
11/9/07	Polish Zloty 80,788,750	Euro 21,421,706	1,224,230
11/26/07	Polish Zloty 46,405,125	Euro 12,743,829	61,381
11/13/07	Romanian Leu 24,892,250	Euro 7,404,001	97,319
11/1/07	Serbian Dinar 684,000,000	Euro 8,848,642	(13,141)
4/4/08	Uganda Shilling 4,563,765,520	United States Dollar 2,565,144	14,691
11/7/07	Zambian Kwacha 2,250,000,000	United States Dollar 541,490	52,476
2/7/08	Zambian Kwacha 2,765,475,000	United States Dollar 671,993	46,572
			$4,521,194

At October 31, 2007, closed forward foreign currency purchases and sales excluded above amounted to a receivable of $2,557,324 and a payable of $166,451.

Futures Contracts
Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
12/07	273 U.S.
	Treasury Note	Long	$29,845,401	$30,034,267	$188,866
12/07	80 Nikkei 225	Long	6,372,420	6,742,000	369,580

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
12/07	21 DAX
	30 Index	Long	$5,942,763	$6,121,544	$178,781
12/07	68 Japan 10 Year Bond	Short	(79,881,955)	(80,189,097)	(307,142)
12/07	165 FTSE/ JSE Top 40	Short	(6,649,122)	(7,286,347)	(637,225)
					$(207,140)

Descriptions of the underlying instruments to Futures Contracts: US Treasury Note: United States Treasury Note having a maturity 6 1/2 years or more but less than 10 years. Nikkei 225: The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. Dax 30 Index: The Dax 30 Index is a Blue Chip Stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange. Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years. FTSE/JSE Top 40 Index: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

Global Macro Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Credit Default Swaps

The Portfolio has entered into credit default swaps whereby the Portfolio is buying or selling protection against default exposing the Portfolio to risks associated with changes in credit spreads of the underlying instruments.

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000's omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Capital Bank PLC	Egypt	Buy	$6,000	0.75%	1/20/11	$(25,261)
Citigroup Global Markets	Indonesia	Buy	10,000	1.73	6/20/11	(225,809)
Citigroup Global Markets	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(124,374)
Credit Suisse First Boston	Greece	Buy	20,000	0.195	6/20/20	(43,373)
Credit Suisse First Boston	Italy	Buy	18,200	0.20	12/20/16	(64,918)
Credit Suisse First Boston	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(124,374)
Credit Suisse First Boston	Turkey	Buy	5,000	2.87	7/20/11	(267,304)
Goldman Sachs, Inc.	Greece	Buy	30,000	0.20	6/20/20	(79,085)
Goldman Sachs, Inc.	Greece	Buy	50,000	0.29	6/20/15	(527,568)
HSBC Bank USA	Serbia	Buy	7,000	1.30	5/20/11	28,210
J.P. Morgan Chase Bank	Greece	Buy	20,000	0.12625	9/20/17	52,550
J.P. Morgan Chase Bank	Indonesia	Buy	5,000	2.09	9/20/11	(173,513)
J.P. Morgan Chase Bank	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(124,374)
J.P. Morgan Chase Bank	Turkey	Buy	4,000	3.60	4/6/09	(160,633)
J.P. Morgan Chase Bank	Turkey	Buy	10,000	3.16	4/20/10	(510,928)
Morgan Stanley	Turkey	Buy	3,000	3.40	1/29/09	(100,511)
Morgan Stanley	Turkey	Buy	5,000	4.05	4/6/14	(565,865)
						$(3,037,130)

Interest Rate Swaps

Counterparty	Notional Amount		Portfolio Pay/Receive Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Capital Bank PLC	36,000,000	MYR	Pay	KLIBOR	3.85%	March 27, 2012	$(67,338)
J.P. Morgan Chase Bank	12,290,767	BRL	Pay	Brazil Interbank Deposit Rate	10.35	January 2, 2012	(372,104)
J.P. Morgan Chase Bank	38,710,005	BRL	Pay	Brazil Interbank Deposit Rate	11.34	January 2, 2009	(5,518)
J.P. Morgan Chase Bank	10,533,705	BRL	Pay	Brazil Interbank Deposit Rate	12.73	January 2, 2012	320, 884
Merrill Lynch Capital Services	241,500,000	INR	Receive	MIBOR	7.85	March 31, 2012	(156,234)
							$(280,310)

At October 31, 2007 the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Global Macro Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2007.

7  Name Change

Effective March 1, 2007, the Board of Trustees approved a change in the name of the Portfolio to Global Macro Portfolio (from Strategic Income Portfolio).

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Global Macro Portfolio as of October 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of Global Macro Portfolio:

We have audited the accompanying statement of assets and liabilities of Global Macro Portfolio (the "Portfolio") (formerly Strategic Income Portfolio), including the portfolio of investments as of October 31, 2007, and the related statement of operations for the year then ended, and the statement of changes in net assets, and the supplementary data for year then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit. The statement of changes in net assets of the Portfolio for the year ended October 31, 2006 and the supplementary data for the years ended October 31, 2006, 2005, 2004 and 2003 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 27, 2006.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers, where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio as of October 31, 2007, the results of its operations, the changes in its net assets, and the supplementary data for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 17, 2007

Global Macro Portfolio as of October 31, 2007

OTHER MATTERS

Change in Independent Registered Public Accounting Firm

On August 6, 2007, PricewaterhouseCoopers LLP resigned in the ordinary course as the independent registered public accounting firm for the Portfolio.

The reports of PricewaterhouseCoopers LLP on the Portfolio's financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. There have been no disagreements with PricewaterhouseCoopers LLP during the Portfolio's two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the Portfolio's financial statements for such years, and there were no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

At a meeting held on August 6, 2007, based on Audit Committee recommendations and approvals, the full Board of Trustees of the Portfolio approved Deloitte & Touche LLP as the Portfolio's independent registered public accounting firm for the fiscal year ending October 31, 2007. To the best of the Portfolio's knowledge, for the fiscal years ended October 31, 2006 and October 31, 2005, and through August 6, 2007, the Portfolio did not consult with Deloitte & Touche LLP on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Portfolio's financial statements or concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

Eaton Vance Global Macro Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund's board of trustees, including a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 12, 2007, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of the Global Macro Fund (the "Fund") with Eaton Vance Management ("EVM"), as well as a new investment advisory agreement for the Global Macro Portfolio (the "Portfolio"), the portfolio in which the Fund will invest substantially all of its assets, with Boston Management and Research ("BMR"), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the "Adviser"). The Board reviewed information furnished for the March 2007 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees, Portfolio Performance and Expenses

•  An independent report comparing the investment performance of the Portfolio to the investment performance of comparable funds over various time periods;

•  The advisory and related fees to be paid by the Fund directly or indirectly through the Portfolio and the estimated expense ratio of the Fund;

•  Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund and the Portfolio, and concerning fees charged by other advisers for managing funds similar to the Fund and Portfolio;

Information about Portfolio Management

•  Descriptions of the investment management services to be provided to the Fund and the Portfolio, including the investment strategies and processes to be employed;

•  Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the Eaton Vance Funds' brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;

•  The procedures and processes to be used to determine the fair value of Fund and Portfolio assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of the Adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund and the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser or the administrator; and

•  The terms of the advisory agreement for the Fund and for the Portfolio.

Eaton Vance Global Macro Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the investment advisory agreement of the Fund with EVM, as well as the terms of the new investment advisory agreement of the Portfolio with BMR, including the fee structure of each agreement, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and Portfolio by BMR. The Board considered EVM's and BMR's management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted EVM's and BMR's expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each fund in the complex by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund's duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio's investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Portfolio Performance

Although the Fund is a new and has no prior operating history, the Portfolio has existed for over ten years. The Board compared the Portfolio's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2006 for the Portfolio. The Board concluded that the Portfolio's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates to be paid by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio (referred to as "management fees") and the Fund's estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services and the Fund's total expense ratio are reasonable.

Eaton Vance Global Macro Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and at the Portfolio level. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund and the Portfolio can be expected to share such benefits equitably.

Eaton Vance Global Macro Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "Parametric" refers to Parametric Portfolio Associates and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 176 registered investment companies and 5 private investment companies in the Eaton Vance Fund Complex. Mr. Faust is an interested person because of his positions with EVM, BMR, EVC and EV which are affiliates of the Trust and Portfolio.	176	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	176	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman and Chief Executive Officer of Assurant, Inc. (insurance provider) (1978-2000). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007).	175	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002-2005).	176	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	176	None

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986 and of the Portfolio since 1993	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	176	None

Eaton Vance Global Macro Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005); Formerly, President and Contributing Editor, Worth Magazine (2004); Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law, University of California at Los Angeles School of Law.	176	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	176	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 74 registered investment companies managed by EVM or BMR.

John R. Baur 2/10/70	Vice President of the Portfolio	Since 2007	Vice President of EVM and BMR. Previously, attended business school at Johnson Graduate School of Business (2002-2005).

Michael A. Cirami 12/24/75	Vice President of the Portfolio	Since 2007	Vice President of EVM and BMR. Previously, attended business school at the University of Rochester Simon School of Business (2001-2003).

Charles B. Gaffney 12/4/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, Sector Portfolio Manager and Senior Equity Analyst of Brown Brothers Harriman (1997-2003). Officer of 29 registered investment companies managed by EVM or BMR.

Christine M. Johnston 11/9/72	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 34 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 48 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 80 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Eaton Vance Global Macro Fund

MANAGEMENT AND ORGANIZATION CONT'D

Principal Officers who are not Trustees (continued)

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 53 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President	Since 2002	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Thomas Seto 9/27/62	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 30 registered investment companies managed by EVM or BMR.

David M. Stein 5/4/51	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 30 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	Vice Prest of the Trust and President of the Portfolio	Since 2002	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary	Since 2007	Vice President and Deputy Chief Legal Officer of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Dan A. Maalouly 3/25/62	Treasurer of the Portfolio	Since 2005	Vice President of EVM and BMR. Previously, Senior Manager at Pricewaterhouse Coopers, LLP (1997-2005). Officer of 76 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

Investment Adviser of Global Macro Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Global Macro Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Eaton Vance Global Macro Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

3041-12/07  GMSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the commencement of operations on June 27, 2007 to October 31, 2007 by the Fund’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	10/31/2006	10/31/2007

Audit Fees	$117,840	$125,000

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,425	$20,000

All Other Fees(3)	$0	$0

Total	$126,265	$145,000

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the period from commencement of operations on June 27, 2007 to October 31, 2007, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the commencement of operations on June 27, 2007 to October 31, 2007; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	10/31/2006	10/31/2007

Registrant	$8,425	$20,000

Eaton Vance(1)	$68,486	$286,446

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	December 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	December 11, 2007

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	December 11, 2007